Note 4 - Summary of Material Accounting Policy Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Impairment of non-financial assets	$ 0	$ 0	$ 0
Number of operating segments	3
Number of reportable segments	3
Computer software [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	1 year
Computer software [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	5 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years